TAXATION - Effect of preferential tax (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax holiday
Tax holiday effect	¥ 345,292,589	¥ 177,799,057	¥ 162,896,542
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 0.65	¥ 0.38	¥ 1.08
Diluted net income per ADS effect (in RMB per share)	¥ 0.60	¥ 0.38	¥ 0.86